Pension Plans and Similar Obligations - Future Benefit Payments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Pension Plans and Similar Obligations
Weighted average duration of defined benefit obligation	11 years	12 years
Future benefit payments from defined benefit plans	€ 2,289	€ 1,969
Percentage of payments due over five years	77.00%	77.00%
Percentage of payments related to domestic plans	62.00%	64.00%